Trade and other payables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other payables [Abstract]
Trade and other payables
	September 30, 2022 £’000	December 31, 2021 £’000
Trade payables	10,042	7,499
Other taxation and social security	1,423	532
Accruals	53,078	27,382
Other payables	385	23
	64,928	35,436